Property and Equipment (Tables)	3 Months Ended
Apr. 30, 2013
Property and Equipment
Schedule of property and equipment

As of January 31, 2012 and 2013 and April 30, 2013, property and equipment consisted of the following (in thousands):

	January 31,
			April 30, 2013
	2012	2013
			(unaudited)
Computers, peripherals, and software	$4,760	$6,011	$9,964
Office furniture and equipment	923	1,332	1,423
Leasehold improvements	1,050	1,371	1,387

	6,733	8,714	12,774
Less accumulated depreciation and amortization	(3,489)	(4,558)	(5,192)

	$3,244	$4,156	$7,582